Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and expenses [abstract]
Finance income and expenses

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest income from time deposits with maturity more than 3 months	339,595	424,696	410,652
Interest income from time deposits with maturity less than 3 months	83,812	71,402	124,468
Others	7,821	12,657	6,710

Finance income	431,228	508,755	541,830

Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss	(101,732)	(106,827)	(122,638)
Less: interest expense capitalized into construction in progress	8,292	12,641	24,136

Net interest expenses	(93,440)	(94,186)	(98,502)
Net foreign exchange losses	(5,514)	—	—

Finance expenses	(98,954)	(94,186)	(98,502)

Finance income – net	332,274	414,569	443,328